UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 125,621	$ 125,976
Current financial assets at amortized cost	36,400	36,300
Current contract assets	934	968
Accounts receivable	5,955	7,567
Other receivables	423	358
Current income tax assets	22	22
Inventories	16	17
Other current assets	1,706	2,138
Total current assets	171,077	173,346
Non-current assets
Non-current financial assets at amortized cost	15,122	10,173
Property, plant and equipment	625	695
Right-of-use assets	625	659
Intangible assets	4,360	4,421
Deferred income tax assets	2,641	2,483
Guarantee deposits paid	170	193
Total non-current assets	23,543	18,624
Total assets	194,620	191,970
Current liabilities
Current contract liabilities	20,441	21,902
Other payables	13,395	12,831
Other payables – related parties	62	72
Current tax liabilities	897	996
Current provisions	1,307	1,061
Current lease liabilities	478	444
Other current liabilities	375	359
Total current liabilities	36,955	37,665
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	27	419
Deferred income tax liabilities	470	488
Non-current lease liabilities	166	239
Net defined benefit liability, non-current	63	64
Total non-current liabilities	726	1,210
Total liabilities	37,681	38,875
Equity
Capital stock	10,185
Capital surplus
Capital surplus	514,687	514,400
Retained earnings
Accumulated deficit	(367,160)	(370,793)
Other equity interest
Other equity interest	(773)	(697)
Total equity	156,939	153,095
Total liabilities and equity	194,620	191,970
Perfect class A ordinary shares
Equity
Capital stock	8,506	8,506
Perfect class B ordinary shares
Equity
Capital stock	$ 1,679	$ 1,679